UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                          August 11, 2006
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     91
                                        ----------------
Form 13F Information Table Value Total:     $2,430,273
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 June 30, 2006

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)
--------------                         ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                  Common   88579Y101        122,476   1,516,361      Sole        NONE       1,516,361
AK Steel Hldg Corp                     Common   001547108             10         750      Sole        NONE             750
Abbott Labs Com                        Common   002824100        109,700   2,515,480      Sole        NONE       2,515,480
Adobe Systems Inc                      Common   00724F101          1,607      52,922      Sole        NONE          52,922
Alltel Corp                            Common   020039103            261       4,090      Sole        NONE           4,090
American Electric Power Co             Common   025537101             17         500      Sole        NONE             500
American Power Conversion              Common   029066107              4         200      Sole        NONE             200
Amgen Inc                              Common   031162100             59         900      Sole        NONE             900
Automatic Data Processing              Common   053015103        111,907   2,467,635      Sole        NONE       2,467,635
BMC Software                           Common   055921100              2          75      Sole        NONE              75
Block H & R Inc                        Common   093671105             47       1,952      Sole        NONE           1,952
Boeing Co                              Common   097023105             13         155      Sole        NONE             155
Bristol Myers Squibb Co Com            Common   110122108          1,058      40,900      Sole        NONE          40,900
Brown Forman Corp Cl B                 Common   115637209            100       1,400      Sole        NONE           1,400
CDW Corp.                              Common   12512N105         53,301     975,320      Sole        NONE         975,320
Check Point Software                   Common   M22465104             16         900      Sole        NONE             900
ChevronTexaco Corp                     Common   166764100             37         600      Sole        NONE             600
ChoicePoint Inc                        Common   170388102             13         300      Sole        NONE             300
Clorox Co                              Common   189054109         55,531     910,800      Sole        NONE         910,800
Coca-Cola Co                           Common   191216100         47,564   1,105,627      Sole        NONE       1,105,627
Colgate-Palmolive Co                   Common   194162103        102,154   1,705,405      Sole        NONE       1,705,405
Consolidated Edison Inc                Common   209115104            212       4,765      Sole        NONE           4,765
Costco Wholesale Corp                  Common   22160K105              6         100      Sole        NONE             100
DNP Select Income Fd Inc               Common   23325P104             51       5,000      Sole        NONE           5,000
Dionex Corp                            Common   254546104          2,669      48,827      Sole        NONE          48,827
Ecolab, Inc.                           Common   278865100         76,586   1,887,275      Sole        NONE       1,887,275
Emerson Electric Co                    Common   291011104        139,357   1,662,774      Sole        NONE       1,662,774
Equifax Inc                            Common   294429105         97,831   2,848,886      Sole        NONE       2,848,886
Escrow Bonneville Pacific Corp         Common   098904998              0         545      Sole        NONE             545
Exxon Mobil Corp                       Common   30231G102            288       4,688      Sole        NONE           4,688
Fidelity National Financial, Inc.      Common   31620M106            300       8,475      Sole        NONE           8,475
First Data Corp                        Common   319963104         99,468   2,208,430      Sole        NONE       2,208,430
Freddie Mac                            Common   313400301             17         300      Sole        NONE             300
Gannett Company                        Common   364730101             50         900      Sole        NONE             900
Genentech Inc                          Common   368710406             25         300      Sole        NONE             300
General Electric Co                    Common   369604103        126,353   3,833,518      Sole        NONE       3,833,518
Genuine Parts Co                       Common   372460105            409       9,824      Sole        NONE           9,824
Glaxosmithkline PLC Spons ADR          Common   37733W105            239       4,275      Sole        NONE           4,275
Heinz H J Co                           Common   423074103            246       5,965      Sole        NONE           5,965
Intel Corp                             Common   458140100            476      25,100      Sole        NONE          25,100
International Business Machines Corp   Common   459200101            242       3,154      Sole        NONE           3,154
Johnson & Johnson                      Common   478160104        112,216   1,872,756      Sole        NONE       1,872,756
Kellogg Co                             Common   487836108             19         400      Sole        NONE             400
Lee Enterprises Inc                    Common   523768109             12         450      Sole        NONE             450
McDonald's Corp                        Common   580135101            169       5,023      Sole        NONE           5,023
McGraw Hill Companies                  Common   580645109        119,105   2,371,200      Sole        NONE       2,371,200
Medtronic Inc                          Common   585055106         98,843   2,106,635      Sole        NONE       2,106,635
Merck & Company                        Common   589331107             51       1,400      Sole        NONE           1,400
                                       Common   594918104            613      26,290      Sole        NONE          26,290
ITEM 1
                                       ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
Name of Issuer                         of                    Market        of           Investment   Other       Authority
                                       Class    Cusip #      Value         Shares       Discretion   Managers    Over
--------------                                               (thousands)                                         (Shares)
Microsoft Corp Com                     ------   ---------    -----------   ---------    ----------   --------    ---------
Mittal Steel Co N V N Y Registry SH    Common   60684P101             56       1,850      Sole        NONE           1,850
Mylan Laboratories Inc.                Common   628530107            182       9,112      Sole        NONE           9,112
Nestle SA ADR                          Common   641069406            470       6,000      Sole        NONE           6,000
New York Times Co Class A              Common   650111107              2         100      Sole        NONE             100
Nike Inc Cl B                          Common   654106103            418       5,166      Sole        NONE           5,166
Nordson Corp                           Common   655663102            189       3,850      Sole        NONE           3,850
Omnicom Group Inc                      Common   681919106        124,925   1,402,230      Sole        NONE       1,402,230
Park National Corp                     Common   700658107              0           1      Sole        NONE               1
Patterson Companies                    Common   703395103         94,771   2,713,160      Sole        NONE       2,713,160
Paychex Inc                            Common   704326107         74,013   1,898,755      Sole        NONE       1,898,755
Pepsico Inc                            Common   713448108         93,650   1,559,797      Sole        NONE       1,559,797
Pfizer Inc Com                         Common   717081103         51,595   2,198,339      Sole        NONE       2,198,339
Plum Creek Timber Co                   Common   729251108              4         100      Sole        NONE             100
Posco Spon Adr                         Common   693483109             30         450      Sole        NONE             450
Price T Rowe Group Inc                 Common   74144T108         93,025   2,460,340      Sole        NONE       2,460,340
Procter & Gamble Co                    Common   742718109        121,903   2,192,507      Sole        NONE       2,192,507
Qualcomm Inc                           Common   747525103            138       3,440      Sole        NONE           3,440
Reliance Steel And Aluminum Co         Common   759509102            792       9,550      Sole        NONE           9,550
Royal Dutch Shell ADR Class A          Common   780259206             80       1,200      Sole        NONE           1,200
Sara Lee Corp                          Common   803111103             38       2,400      Sole        NONE           2,400
Schlumberger Ltd                       Common   806857108             52         800      Sole        NONE             800
Stancorp Finl Group                    Common   852891100              1          20      Sole        NONE              20
Starbucks Corp                         Common   855244109              9         250      Sole        NONE             250
Stryker Corp                           Common   863667101        119,528   2,838,462      Sole        NONE       2,838,462
Syneron Medical Ltd                    Common   M87245102             17         800      Sole        NONE             800
Sysco Corp                             Common   871829107         95,032   3,109,684      Sole        NONE       3,109,684
Techne Corp                            Common   878377100             31         600      Sole        NONE             600
Transamerica Income Shares             Common   893506105             29       1,500      Sole        NONE           1,500
US Bancorp Del Com New                 Common   902973304             59       1,911      Sole        NONE           1,911
United Parcel Svc Cl B                 Common   911312106             29         350      Sole        NONE             350
Verizon Communications                 Common   92343V104             61       1,834      Sole        NONE           1,834
Vodafone Group                         Common   92857W100             46       2,160      Sole        NONE           2,160
WD 40 Co                               Common   929236107            132       3,943      Sole        NONE           3,943
Wal Mart Stores Inc                    Common   931142103             48       1,000      Sole        NONE           1,000
Walgreen Company                       Common   931422109            514      11,460      Sole        NONE          11,460
Washington Mutual Inc                  Common   939322103             68       1,500      Sole        NONE           1,500
Wells Fargo & Co                       Common   949746101         74,812   1,115,258      Sole        NONE       1,115,258
Weyerhaeuser Co                        Common   962166104            141       2,268      Sole        NONE           2,268
Wilmington Trust Corp                  Common   971807102            470      11,140      Sole        NONE          11,140
Wrigley Wm Jr Co                       Common   982526105            230       5,062      Sole        NONE           5,062
Wyeth                                  Common   983024100            369       8,306      Sole        NONE           8,306
Zebra Technologies                     Common   989207105            583      17,076      Sole        NONE          17,076

                                                                  2,430,273